Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Amortization income of intangible liabilities-charter agreements	$ 3,005	$ 5,045
Weighted average useful lives	5 months 15 days